Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

September 30, 2017

Dates Covered
Collections Period	09/01/17 - 09/30/17
Interest Accrual Period	09/15/17 - 10/15/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/17	413,767,336.70	26,494
Yield Supplement Overcollateralization Amount 08/31/17	14,370,014.57	0
Receivables Balance 08/31/17	428,137,351.27	26,494
Principal Payments	17,062,539.96	689
Defaulted Receivables	1,123,552.71	60
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/17	13,493,684.91	0
Pool Balance at 09/30/17	396,457,573.69	25,745

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	37.94%

Prepayment ABS Speed	1.34%

Overcollateralization Target Amount	17,840,590.82
Actual Overcollateralization	17,840,590.82

Weighted Average APR	4.00%
Weighted Average APR, Yield Adjusted	6.04%
Weighted Average Remaining Term	43.11

Delinquent Receivables:
Past Due 31-60 days	8,245,684.59	456
Past Due 61-90 days	2,637,553.86	148
Past Due 91-120 days	597,951.76	35
Past Due 121+ days	0.00	0
Total	11,481,190.21	639

Total 31+ Delinquent as % Ending Pool Balance	2.90%

Recoveries	478,850.06

Aggregate Net Losses/(Gains) - September 2017	644,702.65

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.81%
Prior Net Losses Ratio	0.95%
Second Prior Net Losses Ratio	1.82%
Third Prior Net Losses Ratio	1.28%
Four Month Average	1.47%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.47%

Flow of Funds	$ Amount

Collections	18,885,271.00
Advances	(8,682.50)
Investment Earnings on Cash Accounts	19,823.18
Servicing Fee	(356,781.13)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	18,539,630.55

Distributions of Available Funds
(1) Class A Interest	497,138.75
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	16,530,823.68
(7) Supplemental Reserve Amount	1,473,756.45
(8) Distribution to Certificateholders	0.00
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	18,539,630.55

Servicing Fee	356,781.13
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 09/15/17	395,147,806.55
Principal Paid	16,530,823.68
Note Balance @ 10/16/17	378,616,982.87

Class A-1
Note Balance @ 09/15/17	0.00
Principal Paid	0.00
Note Balance @ 10/16/17	0.00
Note Factor @ 10/16/17	0.0000000%

Class A-2a
Note Balance @ 09/15/17	10,161,225.49
Principal Paid	10,161,225.49
Note Balance @ 10/16/17	0.00
Note Factor @ 10/16/17	0.0000000%

Class A-2b
Note Balance @ 09/15/17	4,826,581.06
Principal Paid	4,826,581.06
Note Balance @ 10/16/17	0.00
Note Factor @ 10/16/17	0.0000000%

Class A-3
Note Balance @ 09/15/17	234,000,000.00
Principal Paid	1,543,017.13
Note Balance @ 10/16/17	232,456,982.87
Note Factor @ 10/16/17	99.3405910%

Class A-4
Note Balance @ 09/15/17	125,000,000.00
Principal Paid	0.00
Note Balance @ 10/16/17	125,000,000.00
Note Factor @ 10/16/17	100.0000000%

Class B
Note Balance @ 09/15/17	21,160,000.00
Principal Paid	0.00
Note Balance @ 10/16/17	21,160,000.00
Note Factor @ 10/16/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	535,050.42
Total Principal Paid	16,530,823.68
Total Paid	17,065,874.10

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	8,128.98
Principal Paid	10,161,225.49
Total Paid to A-2a Holders	10,169,354.47

Class A-2b
One-Month Libor	1.23444%
Coupon	1.63444%
Interest Paid	6,793.10
Principal Paid	4,826,581.06
Total Paid to A-2b Holders	4,833,374.16

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	1,543,017.13
Total Paid to A-3 Holders	1,833,567.13

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5301938
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.3807758
Total Distribution Amount	16.9109696

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0290321
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	36.2900910
Total A-2a Distribution Amount	36.3191231

A-2b Interest Distribution Amount	0.0510759
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	36.2900832
Total A-2b Distribution Amount	36.3411591

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	6.5940903
Total A-3 Distribution Amount	7.8357570

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/17	113,895.55
Balance as of 09/30/17	105,213.05
Change	(8,682.50)

Reserve Account
Balance as of 09/15/17	4,649,477.64
Investment Earnings	3,180.34
Investment Earnings Paid	(3,180.34)
Deposit/(Withdrawal)	1,473,756.45
Balance as of 10/16/17	6,123,234.09
Change	1,473,756.45

Total Reserve Amount	6,123,234.09